Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jan. 31, 2011 Series A Common Shares	Jan. 31, 2011 Common Shares
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 629,974,403
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	USM
Entity Common Stock, Shares Outstanding			33,005,877	52,536,707